UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10255

        Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
January 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 4.2% (2.9% of Total Investments)

$18,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2	$ 19,563,750

	Arizona - 0.6% (0.4% of Total Investments)

2,500	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,	7/12 at 100.00	AAA	2,609,025
	5.250%, 7/01/32 (Alternative Minimum Tax) - FGIC Insured

	Arkansas - 0.5% (0.3% of Total Investments)

2,285	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA Mortgage-Backed	1/12 at 100.00	AAA	2,360,314
	Securities Program, Series 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)

	California - 11.0% (7.5% of Total Investments)

6,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	6,401,520
	5.250%, 12/01/32

13,825	California, Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2001A, 5.550%,	6/06 at 101.00	AAA	14,458,738
	12/01/25 - AMBAC Insured

11,200	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A	11,890,256

1,500	California Statewide Community Development Authority, Senior Lien Revenue Bonds, East Valley	10/15 at 103.00	N/R	1,648,620
	Tourist Authority, Series 2003B, 9.250%, 10/01/20

6,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A	5,931,300
	Series 2004G, 2.300%, 4/01/34 (Mandatory put 5/01/07)

5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	5,088,800
	Series 2003A-1, 6.750%, 6/01/39

6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B-	5,958,120
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%,
	12/01/24 (Alternative Minimum Tax)

220	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/05 at 100.00	Baa3	219,991
	Electric Company, Series 1966A, 4.000%, 3/01/16

	Colorado - 6.1% (4.1% of Total Investments)

2,910	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak	8/11 at 100.00	AAA	3,706,140
	Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded to 8/15/11)

2,500	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Colorado Lutheran High	6/14 at 100.00	N/R	2,510,350
	School Association, Series 2004A, 7.625%, 6/01/34

10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	2,599,900
	(Pre-refunded to 9/01/10) - MBIA Insured

1,885	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,	5/11 at 101.00	N/R	1,849,204
	7.125%, 5/01/31 (Alternative Minimum Tax)

755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	819,575
	12/15/22 - FSA Insured

5,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.250%,	6/11 at 102.00	AAA	5,307,300
	6/15/41 - FSA Insured

	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B:
22,000	0.000%, 6/15/28 - FSA Insured	6/11 at 35.65	AAA	5,973,220
17,650	0.000%, 6/15/29 - AMBAC Insured	6/11 at 33.45	AAA	4,497,926

1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,048,760
	8.000%, 12/01/25

	District of Columbia - 0.2% (0.2% of Total Investments)

1,260	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	1,263,137
	2001, 6.250%, 5/15/24

	Florida - 5.0% (3.4% of Total Investments)

15,000	Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%, 10/01/29 - MBIA Insured	10/11 at 100.00	AAA	16,146,000

3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	3,163,860
	5.375%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

4,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	4,230,280
	Children's Hospital, Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

	Hawaii - 2.2% (1.5% of Total Investments)

	Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds, Series 2001:
3,000	5.250%, 7/01/26 - FSA Insured	7/11 at 100.00	AAA	3,271,590
6,725	5.250%, 7/01/31 - FSA Insured	7/11 at 100.00	AAA	7,193,598

	Illinois - 11.6% (7.9% of Total Investments)

2,500	Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B, 5.125%, 1/01/25 - FGIC	1/06 at 102.00	AAA	2,592,550
	Insured

15,270	Chicago, Illinois, General Obligation Refunding Bonds, Series 2001A, 5.250%, 1/01/33 - MBIA	1/11 at 101.00	AAA	16,263,314
	Insured

3,670	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/11 at 100.00	A+	3,826,305
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)

1,755	Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International Airport, United Air Lines	No Opt. Call	N/R	719,550
	Inc. Project, Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13) #

2,330	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2001A,	4/11 at 105.00	AAA	2,435,805
	6.250%, 10/01/32 (Alternative Minimum Tax)

3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project,	12/21 at 100.00	BBB	3,299,950
	Series 2002A, 6.250%, 12/01/32

5,000	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series 2001,	9/11 at 100.00	AAA	5,546,100
	5.500%, 9/01/32 - AMBAC Insured

3,100	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	A-	3,339,227
	6.000%, 5/15/31

5,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series 2001B,	2/11 at 101.00	AAA	5,257,850
	5.250%, 2/15/34 - FSA Insured

3,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement	5/12 at 101.00	Baa2	3,104,610
	Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34

2,275	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	6/11 at 100.00	AAA	2,556,258

4,980	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/06 at 102.00	AAA	5,219,737
	Expansion Project, Series 1996A, 5.250%, 6/15/27 - AMBAC Insured

	Indiana - 4.8% (3.3% of Total Investments)

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	A+	2,081,380
	Series 2001, 5.500%, 9/15/31

2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional	No Opt. Call	AAA	3,072,625
	Hospital, Series 1993, 7.000%, 8/15/15 - FSA Insured

	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 - FSA Insured	6/13 at 100.00	AAA	4,284,680
6,000	5.000%, 6/01/24 - FSA Insured	6/13 at 100.00	AAA	6,409,080

2,978	Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, United Airlines Inc.,	11/05 at 102.00	N/R	303,728
	Indianapolis Maintenance Center Project, Series 1995A, 6.500%, 11/15/31 (Alternative Minimum Tax)

6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 1999,	2/09 at 102.00	BBB	6,179,666
	5.800%, 2/15/24

	Iowa - 0.2% (0.2% of Total Investments)

1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College,	10/12 at 100.00	A	1,051,920
	Series 2002, 5.500%, 10/01/28 - ACA Insured

	Kansas - 3.9% (2.6% of Total Investments)

17,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health	11/11 at 101.00	A+	18,054,340
	System Inc., Series 2001-III, 5.625%, 11/15/31

	Louisiana - 3.6% (2.5% of Total Investments)

18,060	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	16,877,251
	2001B, 5.875%, 5/15/39

	Massachusetts - 3.9% (2.7% of Total Investments)

2,875	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 1997,	7/07 at 102.00	AAA	3,092,810
	5.750%, 7/01/39 (Alternative Minimum Tax) - MBIA Insured

15,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A,	1/07 at 102.00	AAA	15,311,850
	5.000%, 1/01/37 - MBIA Insured

	Michigan - 14.4% (9.8% of Total Investments)

	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
20,000	5.500%, 7/01/33 - FGIC Insured	7/11 at 101.00	AAA	22,249,000
14,610	5.250%, 7/01/33 - FGIC Insured	7/11 at 100.00	AAA	15,663,965
15,390	5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured	7/11 at 100.00	AAA	17,268,196

4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and	10/09 at 102.00	Ba1	4,326,400
	Sciences Charter School, Series 2001A, 8.000%, 10/01/31

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	2/05 at 101.00	Ba3	2,000,880
4,000	6.500%, 8/15/18	2/05 at 101.00	Ba3	4,000,480

2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated	8/08 at 101.00	Ba3	1,811,700
	Group, Series 1998A, 5.125%, 8/15/18

	Minnesota - 3.2% (2.2% of Total Investments)

14,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/11 at 100.00	AAA	14,917,280
	2001A, 5.250%, 1/01/32 - FGIC Insured

	Mississippi - 0.9% (0.6% of Total Investments)

4,000	Mississippi, Highway Revenue Bonds, Series 1999, 5.250%, 6/01/05	No Opt. Call	AAA	4,042,440

	Missouri - 4.8% (3.2% of Total Investments)

21,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series	6/11 at 101.00	AAA	22,275,960
	2001A, 5.250%, 6/01/28 - AMBAC Insured

	Montana - 0.9% (0.6% of Total Investments)

3,960	Montana Board of Housing, Single Family Program Bonds, Series 2001A-2, 5.700%, 6/01/32	12/10 at 100.00	AA+	4,102,322
	(Alternative Minimum Tax)

	Nevada - 4.4% (3.0% of Total Investments)

12,275	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 100.00	AAA	12,999,839
	Project, First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured

3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 102.00	N/R	3,582,600
	Project, Second Tier, Series 2000, 7.375%, 1/01/40

	Henderson, Nevada, Healthcare Facility Revenue Bonds, Catholic Healthcare West, Series 1998A:
1,670	5.250%, 7/01/18 (Pre-refunded to 7/01/08)	7/08 at 101.00	BBB+***	1,813,870
2,330	5.250%, 7/01/18	7/08 at 101.00	BBB+	2,397,244

	New Hampshire - 2.3% (1.6% of Total Investments)

8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding Bonds,	10/08 at 102.00	A3	8,378,720
	Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22

2,245	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Bonds, Series 2001A,	5/11 at 100.00	Aa2	2,267,675
	5.700%, 1/01/31 (Alternative Minimum Tax)

	New Jersey - 1.7% (1.2% of Total Investments)

3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	11/10 at 101.00	B	3,471,855
	Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2003:
1,500	6.375%, 6/01/32	6/13 at 100.00	BBB	1,492,140
425	6.750%, 6/01/39	6/13 at 100.00	BBB	432,387
2,700	6.250%, 6/01/43	6/13 at 100.00	BBB	2,621,457

	New Mexico - 5.2% (3.5% of Total Investments)

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
12,000	5.500%, 8/01/25	8/11 at 101.00	Aa3	12,768,480
10,800	5.500%, 8/01/30	8/11 at 101.00	Aa3	11,365,164

	New York - 6.0% (4.1% of Total Investments)

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000L,	5/11 at 100.00	A-	6,310,200
	5.375%, 5/01/33

12,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 101.00	AA+	12,522,840
	Fiscal Series 2001C, 5.125%, 6/15/33

5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	CCC	4,086,700
	Airport - American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)

4,900	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	5,263,972
	Group, Series 2000A, 6.625%, 7/01/19

	North Carolina - 1.7% (1.1% of Total Investments)

2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University,	4/13 at 100.00	AAA	3,058,885
	Series 2003A, 5.000%, 4/01/33 - XLCA Insured

4,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B,	1/09 at 102.00	BBB	4,810,950
	5.600%, 1/01/15

	North Dakota - 0.7% (0.5% of Total Investments)

3,110	North Dakota Housing Finance Agency, Home Mortgage Finance Program Refunding Bonds, Series 2001A,	7/10 at 100.00	Aa2	3,179,944
	5.550%, 1/01/32 (Alternative Minimum Tax)

	Ohio - 0.4% (0.3% of Total Investments)

1,845	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	AAA	1,937,840
	5.000%, 12/01/28 - FGIC Insured

	Oklahoma - 0.9% (0.6% of Total Investments)

	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
2,655	5.125%, 8/15/10 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	2,904,066
1,000	5.200%, 8/15/11 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	1,096,960

	Oregon - 3.9% (2.6% of Total Investments)

8,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA	8,582,560
	System, Series 2001, 5.250%, 5/01/21

9,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2001D, 5.000%,	5/11 at 101.00	AAA	9,442,530
	5/01/26 - AMBAC Insured

	Pennsylvania - 3.7% (2.5% of Total Investments)

5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny	11/10 at 102.00	B1	5,815,000
	Health System, Series 2000B, 9.250%, 11/15/30

2,460	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	2,672,077
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

8,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System, Series	1/11 at 101.00	A+	8,892,720
	2001A, 6.000%, 1/15/31

	South Carolina - 0.1% (0.2% of Total Investments)

630	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System,	1/06 at 102.00	AAA	660,744
	Series 1996A, 5.750%, 1/01/22 - MBIA Insured

	South Dakota - 1.1% (0.7% of Total Investments)

4,820	South Dakota Housing Development Authority, Remarketed Homeownership Mortgage Bonds, Series	5/09 at 102.00	AAA	5,121,298
	1997E-4, 5.450%, 5/01/18 (Alternative Minimum Tax)

	Texas - 24.2% (16.5% of Total Investments)

7,500	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 11/15/30 -	11/10 at 100.00	AAA	7,806,975
	FSA Insured (PLG)

	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel Revenue
	Bonds, Series 2001:
15,000	5.250%, 1/15/26 - FSA Insured	1/09 at 100.00	AAA	15,938,700
1,750	5.200%, 1/15/31 - FSA Insured	1/09 at 100.00	AAA	1,853,670

6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	6,287,460
	7.125%, 9/01/34

10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba3	11,425,000
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

3,000	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus Health,	7/09 at 101.00	AAA	3,268,530
	Series 1999A, 5.375%, 7/01/24 - MBIA Insured

40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A,	11/30 at 54.04	AAA	5,680,000
	0.000%, 11/15/40 - MBIA Insured

30,980	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B,	11/11 at 100.00	AAA	32,394,237
	5.250%, 11/15/40 - MBIA Insured

	Hays Consolidated Independent School District, Hays County, Texas, General Obligation School
	Building Bonds, Series 2001:
10,715	0.000%, 8/15/25	8/11 at 43.18	AAA	3,514,091
12,940	0.000%, 8/15/26	8/11 at 40.60	AAA	3,990,825

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 - AMBAC Insured	No Opt. Call	AAA	1,390,300
5,000	0.000%, 9/01/31 - AMBAC Insured	No Opt. Call	AAA	1,310,850

5,000	Metro Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Wilson N. Jones	1/11 at 100.00	B1	5,013,350
	Memorial Hospital, Series 2001, 7.250%, 1/01/31

10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001, 5.250%, 8/01/35	8/11 at 100.00	Aa1	11,057,445

2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon	5/11 at 101.00	Baa3	2,171,480
	Health System Project, Series 2001, 6.750%, 5/15/21

	Virginia - 0.2% (0.1% of Total Investments)

5,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road,	8/08 at 23.55	BB	907,450
	Series 1998B, 0.000%, 8/15/33

	Washington - 6.1% (4.1% of Total Investments)

	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series
	2001:
4,820	5.500%, 3/01/19 - FSA Insured	3/11 at 100.00	AAA	5,371,890
7,250	5.125%, 3/01/26 - FSA Insured	3/11 at 100.00	AAA	7,594,158

3,500	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/18 - FSA	1/11 at 101.00	AAA	3,981,775
	Insured

1,010	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	1,028,463
	Series 2002, 6.500%, 6/01/26

2,100	Washington, Certificates of Participation, Washington Convention and Trade Center, Series 1999,	7/09 at 100.00	AAA	2,276,463
	5.125%, 7/01/13 - MBIA Insured

7,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	8,099,025
	System, Series 2001A, 5.250%, 10/01/21 - MBIA Insured

	West Virginia - 1.1% (0.7% of Total Investments)

5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series	10/11 at 100.00	BBB	5,129,900
	2003L, 5.500%, 10/01/22

	Wisconsin - 0.7% (0.5% of Total Investments)

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare,	5/12 at 100.00	N/R	1,050,390
	Series 2002A, 7.375%, 5/01/26

2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	8/13 at 100.00	A	2,146,576
	Inc., Series 2003A, 5.125%, 8/15/33

$752,223	Total Long-Term Investments (cost $634,425,481) - 146.4%			683,890,203

	Short-Term Investments - 0.4% (0.3% of Total Investments)

2,100	Power County, Idaho, Pollution Control Revenue Bonds, FMC Corporation Project, Variable Rate Demand		VMIG-1	2,100,000
	Obligations, Series 1985, 1.900%, 12/01/10 †

$2,100	Total Short-Term Investments (cost $2,100,000)			2,100,000

	Total Investments (cost $636,525,481) - 146.8%			685,990,203

	Other Assets Less Liabilities - 0.7%			3,291,402

	Preferred Shares, at Liquidation Value - (47.5)%			(222,000,000)

	Net Assets Applicable to Common Shares - 100%			$467,281,605

Forward Swap Contracts outstanding at January 31, 2005:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated January 11, 2005, to pay
semi-annually the notional amount multiplied by 5.235%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).	$17,700,000	8/17/05	8/17/25	$(548,274)

Agreement with Morgan Stanley dated January 31, 2005,
to pay semi-annually the notional amount multiplied by
5.058% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	12,500,000	8/16/05	8/16/35	(38,587)

				$(586,861)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Advisor determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
(PLG)	Portion of security, with an aggregate market value of $3,049,924.90 has been pledged to collateralize the net payment obligations under forward swap contracts.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2005, the cost of investments was $636,160,067.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$54,604,876
	Depreciation	(4,774,740)

	Net unrealized appreciation of investments	$49,830,136

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/01/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/01/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/01/05

* Print the name and title of each signing officer under his or her signature.